United States
                         Securities and Exchange Commission
                             Washington, D.C.  20549

                               FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

                   Investment Company Act file number 811-6680

                                BHIRUD FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

                           c/o Bhirud Associates, Inc.
                3 Thorndal Circle, Darien, Connecticut 06820
             (Address of Principal Executive Offices)     (Zip code)
      Registrant's Telephone Number, including Area Code: (203) 662-6659

                                  SURESH BHIRUD
                             Bhirud Associates, Inc.
                3 Thorndal Circle, Darien, Connecticut 06820
                     (Name and Address of Agent for Service)




Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: July 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1.  Reports to Stockholders.

                    The Apex Mid Cap Growth Fund
                        C/o Bhirud Funds Inc.
             3 Thorndal Circle, Darien, Connecticut 06820
              Telephone  (877) 593-8637, www.apexfund.net
                ANNUAL REPORT dated  July 31st , 2005



September  24, 2005

Dear Shareholder,

Following is the annual report for Apex Mid Cap Growth Fund for the period ending July 31, 2005. It includes a discussion of portfolio performance and the stock market outlook for the near future from the fund manager.

We have been extremely disappointed with the performance of Apex in calendar years 2004 and 2005, especially since Lipper Inc. named Apex the number one performing mutual fund in calendar year 2003. While Apex was up 165% in 2003, the year 2004 brought a very different scenario. The fund declined -6.3% during 2004, compared to a 10.88% total return for the S&P 500 index. During 2004, the Russell mid cap index and Nasdaq composite were up 18.37% and 8.59% respectively. For the seven month period ending July 31,2005, Apex declined by 23.46% compared to a 8.53% price appreciation for the Russell mid cap index.

There is no single explanation or factor that has led to the underperformance of Apex since the end of 2003. The most important contributing factor has been the change in leadership of the stock market since 2003. To a large degree, housing related stocks, energy, basic cyclicals and industrials have demonstrated the best market performance. Traditionally, however, these sectors have not been considered long-term growth industries. The second outstanding factor contributing to the underperformance of Apex is redemptions by shareholders, which has caused undue volatility in our holdings. Our performance also suffered as some of our large holdings were topped out and we were forced to take profits.

Recently we are beginning to see a recovery in some of our depressed holdings and as we go forward we see Apex beginning to return to a more stable level. We are hopeful that our performance will improve, as some of our key stocks start moving in a positive direction.

Broadly speaking, the primary sectors in which we are currently invested are various internet driven stocks, entertainment related names, telecom equipment, telecom services, computer software, advertising, internet service and information portal industries. It is important to note, however, that we do not invest on the basis of sectors. Rather, we use a highly focused company specific approach with diversification across a spectrum of growth industries that we believe best contributes to long-term performance. Our concern is to identify companies with revenues, earnings, and market share growing at above normal rates due to the superiority of their respective business models. Our holdings continue to be distributed over a variety of industries, which protects shareholders against stock-specific risk. As of July 31, 2005, we are invested in fifty-eight listings.

Some of our notables holding at the end of the fiscal year are, Netflix (NFLX), Cmgi Inc. (CMGI), Tivo (TIVO), Palm Inc. (PALM), Millennium Pharmaceutical
(MLNM) and Linktone Ltd. (LTON).

As we have stated in several of our previous reports, we believe that the current stock market rally is likely to continue for a much longer period than prevailing popular media sentiment suggests. Indeed, since the 1940's a bull market in stocks has averaged three to four years in duration. More often than not this three to four year cycle for stocks has coincided with a presidential term. Generally speaking, the fundamental factors that have driven a stock market rally are expectations of sustained economic growth, moderate inflation and corporate earnings. Within this context, it is the degree of interest rate increases, financial debt crisis, or currency crisis that has affected the length of the stock market cycle, as well as the short-term volatility.

Since early 2003 there has been strength and resiliency in the growth of the US economy. We note that real GDP has grown at an annual rate of 4% for the last two years. Consumer spending has remained resilient, even in the face of rising energy prices and health care costs. Even though the Greenspan FRB has been pushing up short-term interest rates, the long end of the yield curve has remained stable. At present the YTM for 10-year treasuries is hovering around 4.20%. This persistence of historically low interest rates and mortgage rates has led to a boom in the housing cycle. Employment gains have also been accelerating since early 2004, which has greatly contributed to the strength of consumer spending.

By all measures core inflation remains tame, up only 3.1% yr./yr. as of July 2005. It has remained under control in spite of fluctuations in the value of the dollar, as well as steep increases in the price of energy. In our view, globally competitive forces and implementation of new technology are keeping consumer product prices under control.

There is always a risk, however, that further increases in industrial raw material prices and energy products could start an inflationary cycle. There is also a significant and unanticipated risk of a currency crisis within any of the emerging countries that are adversely affected by rising energy costs, higher raw material costs, or political upheaval. This risk of earnings disappointments for the equity market also increases during the late stage of an economic cycle. Finally, the ultimate risk to the equity market is always from a material increase in long-term interest rates.

Taking all factors into consideration, our view is that the current bull market will continue for at least one to two years. We also believe that Apex will benefit in the late stage of the bull market due to our emphasis on growth companies that are not affected by rising interest rates or labor costs.

We are hoping to recreate the stellar performance of Apex over the next twelve months, assuming the stock market co-operates.

Sincerely,



Suresh L. Bhirud, CFA
Chairman

SUMMARY OF FUNDS' EXPENSES - (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through July 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

Fund            Beginning        Ending         Expenses Paid
                Account Value    Account        During Period (*)
                                 Value
                August 1, 2004   July 31,       August 1, 2004 -
                                 2005           July 31, 2005

Actual (-9.27%   $ 1,000         $907.28        $44.63
return**)
Hypothetical***  $ 1,000         $1,003.20      $46.87


* Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period.
The annualized expense ratios for the Fund were 4.68%.

**  Returns are with expenses and not annualized.
*** Assumes a 5% annual return before expenses.



CAPITAL GOODS	  2.05
CONSUMER DURABLES	  2.60
FINANCIAL	        4.50
MISC.	              2.64
NONDURABLES	        3.94
SERVICES	       61.29
TECHNOLOGY   	 27.27

This above table gives a visual breakdown of the Fund by the Industry Sectors the underlying securities represent as a percentage of the portfolio of investments.


                      The Apex Mid Cap Growth Fund
              Schedule of Investments report Date July 31st , 2005

       CO.  NAME                         Shares   % MV  Market
                                                        Value

       ABLEAUCTIONS.COM INC *            20000            9,000
TOTAL  ACTIONEERS                                  1.98   9,000

       LOOKSMART LTD *                     5000           2,950
TOTAL  ADVERTISING - PROMOTIONAL                   0.65   2,950

       TIVO *                              5000          31,250
TOTAL  BROADCASTING                                6.86  31,250

       PALMSOURCE INC *                      61             476
       SILICON STORAGE TECH *              1000           4,720
TOTAL  COMPUTER & PERIP.                           1.14   5,196

       CHINA.COM CORP CLASS A *            5050          15,302
       CITYVIEW CORP *                    10000             260
       FVC . COM *                         3000              48
       I2 TECHNOLOGIES INC. *                40             857
       PALMONE INC *                       1000          28,540
       REALLNET WORKS *                    1000           4,970
       VA LINUX SYSTEMS *                  5000           8,600
TOTAL  COMPUTER SOFTW & SVC                       12.86  58,577

       EDULINK INC *                      40000              40
TOTAL  DIVERSIFIED CO                              0.01      40

       MILLENNIUM PHARMACEUTICAL *         1500          15,495
       VIVUS INC *                            8              28
TOTAL  DRUG INDUSTRY                               3.41  15,523

       AROTECH CORP *                      5000           5,500
       SUPERCONDUCTOR TECHNOLOGIES *       4000           3,840
TOTAL  ELECTRICAL EQUIPT.                          2.05   9,340

       ADAPTIVE BROADBAND *                1300              26
       PARADYNE NETWORKS *                 1000           3,190
       STOCKERYALE INC COM. *              3000           2,850
       VPGI CORP *                         8500           1,020
TOTAL  ELECTRONICS                                 1.56   7,086

       DIAMOND HITTS PRODUCTION IN *       9000               1
       LINKTONE *                          3000          24,570
       NETFLIX INC. *                      1600          29,696
TOTAL  ENTERTAINMENT                              11.92  54,267

       TALKPOINT LIQUIDATION *              200               1
TOTAL  ENVIRONMENTAL                               0.00       1

       TYSON FOODS A *                     1100          20,504
TOTAL  FOOD PROCESSING                             4.50  20,504

       NETEASE COM INC. *                   400          23,532
       SHANDA INTERACTIVE ENTERTAI *        500          16,355
TOTAL  HEALTHCARE INFO SYS                         8.76  39,887

       ACCLAIM ENTERTAINMENT INC. *        1000              20
TOTAL  HOTEL / GAMING                              0.00      20

       IDENTIX INC. *                      3343          18,019
       VISAGE TECHNOLOGY *                 4000          21,640
TOTAL  INDUSTRIAL SERVICES                         8.71  39,659

       IVILLAGE *                          1000           5,500
TOTAL  INFORMATION PORTALS                         1.21   5,500

       DSL.NET INC *                      20000           1,600
       PACIFIC INTERNET *                  3500          21,525
       SATYAM INFOWAY LIMITED *            4000          18,280
TOTAL  INTERNET SERVICE PROVIDER                   9.09  41,405

       CMG INFORMATION SERVICES *         21000          39,900
TOTAL  INVESTMENT CO. (DOM) COMP.                  8.76  39,900

       APRIA HEALTHCARE GROUP *             600          20,238
TOTAL  MEDICAL SERVICES                            4.44  20,238

       CARDIAC SCIENCE INC. *              6000           7,080
       TRIMEDYNE INC *                    20000          12,600
TOTAL  MEDICAL SUPPLIES                            4.32  19,680

       FUTUREMEDIA PLC ADR *              20000          12,000
       JPC CAP PARTNERS INC *               116               2
TOTAL  MISCELLANEOUS                               2.64  12,002

       SINA CORPORATION *                  1000          27,810
TOTAL  ONLINE MEDIA                                6.11  27,810

       HOMESTORE.COM *                     3000           7,800
TOTAL  REAL ESTATE INVESTME                        1.71   7,800

       EGGHEAD.COM *                       4260              85
       GSV INC *                            200              28
       LOUDEYE CORP *                     10000           8,000
TOTAL  RETAIL SPECIALTY                            1.78   8,113

       LEXAR MEDIA INC. *                  1000           4,930
       TRANSMETA CORPORATION *             4000           3,400
TOTAL  SEMICONDUCTOR                               1.83   8,330

       FOCUS ENHANCEMENTS *                5000           3,650
TOTAL  SEMICONDUCTOR CAP EQ                        0.80   3,650

       TOM ONLINE INC. *                   1000          13,480
TOTAL  TELECOM MESSAGING                           2.96  13,480

       ADC TELECOMMUNICATIONS INC. *        0.3               7
       AIRNET COMMUNICATIONS *              500             770
       CIENA CORP *                        4000           8,960
       OCCAM NETWORKS *                    2000             682
TOTAL  TELECOM. EQUIPMENT                          2.29  10,419

       HIGH SPEED ACCESS *                 1000              20
       INTERNAP CORP. *                   20000           9,800
       KOREA THRUNET CO LTD. *               25               1
       USURF AMERICA INC *                50000           2,850
TOTAL  TELECOM. SERVICES                           2.78  12,671

       TOTAL COMMON STOCKS                       115.13 524,297

       TOTAL INVESTMENTS                         115.13 524,297
       OTHER ASSETS (LESS LIABILITIES)           -15.13 (68,907)

       NET ASSETS                                100.00 455,390

       NET ASSETS VALUE PER SHARE                        1.37
       OFFERING PRICE PER SHARE                          1.37

       * Non - income producing securities

See accompanying Notes to Financial Statements


                          THE APEX MID CAP GROWTH FUND
     STATEMENT OF ASSETS AND LIABILITIES For the year ended July 31st , 2005
                                    (Audited)

ASSETS
   Investment Securities at Value              $  524,297
(Identified cost -  $1,422,390) (Note 1)


  Securities Sold                                  19,819
  Prepaid Insurance                                   585
  Total Assets                                              $544,701

LIABILITIES
    Cash - Overdraft                             (46,979)
    Securities Purchased                         (20,548)
    Accrued expenses                             (21,784)
  Total Liabilities                                       ($ 89,311)

    NET ASSETS (Equivalent to $1.37 per share             $  455,390
        based on 332,384  shares outstanding)

COMPOSITION OF NET ASSETS:
  Paid in Capital                              $3,425,960
  Distribution in excess of accumulated Net    (2,072,477)
Realized gain (loss)
  Accumulated Net Investment Income                 --
  Net Unrealized Appreciation (Depreciation)     (898,093)
  of Investments

  Total Net Assets                              $ 455,390

      STATEMENT OF OPERATIONS (AUDITED) FOR THE YEAR ENDED JULY 31st , 2005


INVESTMENT INCOME
  Interest                                                   $    91
  Dividends                                                      777
EXPENSES
  Audit                                        $    4,000
  Fund Accounting                                   9,522
  Transfer Agent                                    4,207
  Shareholder Report                                  731
  Director                                          6,000
  Registration                                      2,187
  Insurance                                           606
  Fund Administration (Note 4)                      1,528
  Custodian                                         6,665
  Investment Advisor (Note 4)                       7,644
  12b-1 Fees (Note 6)                               1,911
 Total Expenses                                             (45,001)
  Expense Reimbursement/ waived by Advisor                    9,172
(Note 4)
  Expense net of Reimbursement/ waiver                      (35,829)
NET INVESTMENT GAIN (LOSS)                                  (34,961)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investments                  (668,374)
  Change in Unrealized Appreciation                         653,468
(Depreciation) of Investments
       NET REALIZED/UNREALIZED GAIN (LOSS) ON              ( 14,906)
                                  INVESTMENTS
NET INCREASE (DECREASE) IN NET ASSETS                      ( 49,867)
RESULTING FROM OPERATION

            See accompanying Notes to Financial Statements


              THE APEX MID CAP GROWTH FUND
         STATEMENT OF CHANGES IN NET ASSETS   FOR EACH PERIOD (AUDITED)

                                          For the Year  For the Year
                                                 Ended         Ended
                                         July 31, 2005 July 31, 2004
INCREASE (DECREASE) IN NET ASSETS
  Net Investment Income/ (loss)            $  (34,961)   $  (37,950)
  Net Realized Gain / (loss) on              (668,374)     (239,888)
investment  Securities Sold
  Net unrealized                              653,468        54,765
appreciation/(depreciation) of
Investments
  Net Increase (Decrease) in Net           $  (49,867)  $  (223,073)
Assets Resulting from Operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Dividend distributions paid                       0             0
  Capital Gains                                     0             0
  Total Distributions                               0             0

CAPITAL SHARE TRANSACTIONS
  Shares Sold                                   4,250     1,022,803
  Shares issued in lieu of Cash                     0             0
Distributions
  Cost of shares Redeemed                    (535,288)     (580,930)

  Increase (Decrease) in Net Assets          (531,038)      441,873
Due to Capital Share Transactions

  TOTAL INCREASE (DECREASE) IN NET           (580,905)      218,800
ASSETS
  NET ASSETS BEGINNING OF PERIOD            1,036,295       817,495
  NET ASSETS END OF PERIOD                  $ 455,390    $1,036,295

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (AUDITED)

                              For the For the For the  For the For the
                                 Year    Year    Year     Year    Year
                                Ended   Ended   Ended    Ended   Ended
                                 July    July    July     July    July
                                  31,     31,     31,      31,     31,
                                 2005    2004    2003     2002    2001

NET ASSET VALUE, BEGINNING OF   $1.51   $1.65   $0.79    $1.31   $4.45
PERIOD
Income/(Loss) from Investment
Operations:
  Net Investment               (0.10)  (0.02)  (0.09)   (0.15)  (0.15)
Income/(Loss)
  Net Gain/(Loss) on           (0.04)  (0.12)   0.95    (0.37)  (2.48)
Securities (Both Realized and
Unrealized)
  Total from Investment        (0.14)  (0.14)    0.86   (0.52)  (2.63)
Operations
Distributions:
  Dividend Distributions Paid    0.00    0.00    0.00     0.00  (0.51)
  Distributions from Capital     0.00    0.00    0.00     0.00    0.00
Gains
  Total Distributions            0.00    0.00    0.00     0.00  (0.51)

NET ASSET VALUE, END OF        $ 1.37  $ 1.51  $ 1.65   $ 0.79  $ 1.31
PERIOD
Total Return                  (9.27)% (8.48)% 108.86%  (39.69)% (62.36)%

Ratios/Supplemental Data:
  Net Assets, End of Period     $ 455 $ 1,036   $ 817    $ 230   $ 417
(in thousands)
  Ratios to Average Net
Assets:
    Expenses                    4.68%   3.35%   9.19%   12.42%   7.04%
    Net Investment            (4.56)% (3.24)% (8.67)%  (12.31)% (6.72)%
Income/(Loss)
    Effect of
Reimbursements/Waivers on       1.20%   1.20%   1.20%    1.20%   1.20%
Above -   Ratios
    Portfolio Turnover Rate   161.01% 189.97% 128.42%  117.18% 158.17%

See accompanying Notes to Financial Statements


                          THE APEX MID CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                   FOR THE YEAR ENDED  JULY 31, 2005 (Audited)

1    SIGNIFICANT ACCOUNTING POLICIES
     Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio"). The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital. The following is a summary of significant accounting policies followed by the Fund:

     SECURITY VALUATION
     Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

     Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

     United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method. Interest income (including amortization of premium and discount, when appropriate) is recorded as earned. Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES
     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     CAPITAL LOSS CARRY FORWARDS
     The Fund intends to utilize provisions of the federal income tax laws which allows it to carry a realized capital loss for eight years following the year of loss and offset such losses against any future realized capital gains. At July 31, 2005, the Fund had capital loss carry forward for tax purposes of $ 1,667,143, of which $442,745 expires in 2009, $204,042 expires in 2010,  $112,094 expires in 2011, $239,888 expires in 2012, and
     $668,374 expires in 2013.

2.   CAPITAL STOCK TRANSACTIONS
     The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001). Transactions in shares of common stock for the year ended July 31st , 2005 were as follows:



                               For the Year Ended      For the Year Ended
                                     July 31,2005           July 31, 2004
                              Shares       Amount    Shares        Amount

Beginning Balance            688,228  $ 4,029,909   494,749   $ 3,612,533
Shares Sold                    3,120        4,250   528,246     1,022,803
Shares Issued in                   0            0         0             0
Reinvestment of Dividends
Shares Redeemed            (358,964)    (535,288)  (334,767)     (580,930)

Reclassification of                0     (37,950)         0       (24,497)
Capital Account
Net Increase (Decrease)    (355,844)    (568,988)   193,479       417,376
Ending Balance               332,384   $3,460,921   688,228    $4,029,909


                          THE APEX MID CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                   FOR THE YEAR ENDED  JULY 31, 2005 (Audited)

3.   INVESTMENTS
     Purchases and sales of securities for the year ended July 31st , 2005 other than short-term securities, aggregated $1,227,127 and $1,701,752, respectively. The cost of securities is substantially the same for Federal income tax purposes. For Federal income tax purposes:

     Aggregate Cost is $1,422,390

        Gross Unrealized    Gross Unrealized   Net Unrealized
        Appreciation        Depreciation       Depreciation
        $23,895             $(921,988)         $(898,093)

4.   INVESTMENT ADVISORY CONTRACT
     The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor. As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the year ended July 31st , 2005 the Advisor elected to defer the payment of Advisory fees payable in the amount of $ 7,644. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

     The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the year ended July 31st , 2005 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $1,528.

     From December 1, 1996, the U.S. Bank has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.   ORGANIZATION EXPENSES
     The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.   DISTRIBUTION PLAN
     The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the year ended July 31st , 2005, the Fund has incurred distribution costs of $1,695 payable to Bhirud Associates, Inc.

7.   TRANSACTIONS WITH AFFILIATES
     During the year ended July 31st , 2005 the Fund paid $11,060, brokerage commissions to Bhirud Associates, Inc.

8.   RECLASSIFICATION OF CAPITAL ACCOUNTS
     In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(34,961) as of July 31, 2005, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.




VB&T Certified Public Accounts, PLLC
183 Madison Avenue, Suite 204, New York, NY 10016

               Report of Independent Certified Public Accountants'

Shareholders and Board of Directors
Bhirud Funds Inc.


     We have audited the accompanying statements of assets and liabilities of the Apex Mid Cap Growth Fund (a portfolio of Bhirud Funds Inc.), including the portfolio of investments, as of July 31, 2005, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Apex Mid Cap Growth Fund at July 31, 2005, the results of its operations and changes in net assets and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.


September 22, 2005
New York, New York


                       The Apex Mid Cap Growth Fund

The line graph below shows how a $10,000 investment in the Fund made on December 23,1992 (the date the fund began to invest in assets other than cash or cash equivalents in accordance with its investment objectives) would have become $2,905 (as of July 31,2005). The line graph shows how this compares to the broad- based Standard & Poor's 500 Index and the Fund's bench mark, the
 Standard & Poor's MidCap 400 Index, over the same period.



[GRAPH]



All Fund performance numbers represent past performance numbers, and are no guarantee of future results.

                          THE APEX MID CAP GROWTH FUND
                              C/o Bhirud Funds Inc.
                                3 Thorndal Circle
                                Darien, CT 06820
                                 (877) 593-8637

Trustees Information
   The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an 'interested person' of the Fund, as defined in the Investment Company Act of 1940.

Name, Address and Age  Position(s), Length    Principal Occupations
                       of Time Served         During Past 5 Years,
                                              Directorship Held

Officers and Interested Directors

Suresh L. Bhirud, 57   Chairman of the Board  Chairman of the Board
27 Winding Ln.         and Treasurer since    and Treasures;
Darien, CT 06820       August 6,1992          President of Bhirud
                       President since July   Associates, Inc.
                       23, 2002

Harish L. Bhirud, 52   Director since April   Director and Vice-
71 Strawberry Hill     7, 1997                President of Bhirud
Ave., #607             Vice President since   Funds Inc.
Stamford, CT 06902     January 24, 1995       Vice-President-Bhirud
                       Chief Compliance       Associates, Inc.
                       Officer since
                       September 22, 2004

Disinterested Directors

Timothy M. Fenton,     Director since August  Licensed Realtor with
62                     6, 1992                William Raveis, Since
6 Jackson Dr.                                 August 2002.
Norwalk, CT 06851                             Chairman of Fenton &
                                              Zalenetz Inc., a
                                              direct marketing
                                              consulting firm.

M. John Sterba, Jr.,   Director since August  Chairman of
62                     6,1992                 Investment Management
Investment Mgmt                               Advisors, Inc.
Advisors Inc.
156 Fifth Ave.
New York, NY 10010

Alexander Norman       Director since August  Independent
Crowder, III, 70       6,1992                 Management
159 E Ave., Old Forge                         Consultant, Since
Green                                         1991 and part time
New Canaan, CT 06840                          Chairman of EFI
                                              Actuaries, Inc.


Investment Advisor & Distributor  Bhirud Associates, Inc.
Administrator                     Bhirud Associates, Inc.
Custodian                         US Bank, N.A.
Legal Counsel                     Sherman & Sterling
Independent Auditors              VB&T CPA, PLLC

OTHER ITEMS - PROXY VOTING

A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593 8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's
Forms N-Q are available on the SEC's Website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of the review by the Trustees were the nature and quality of the services provided by the Adviser, the reasonableness of the fees charged for those services, the investment performance of Bhirud Associates, Inc. (BAI), the costs of services and profits realized by BAI and potential economies of scale, specifically reduced operating expense ratios, to be realized by the Fund through its relationship with BAI or some alternative investment advisor.

The Board considered the nature, extent and quality of the services to be provided by the Adviser of the Fund pursuant to the Advisory Agreement, including the Adviser's competence and integrity; research capabilities, implementation and enforcement of compliance procedures and financial reporting controls, and adherence to the Fund's investment objectives, policies and restrictions. The Board concluded that the adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Agreement.

The Board also evaluated the investment performance of the Fund relative to the S&P Mid Cap Index over the last three years. The Board noted that the Fund was ranked number one in performance by Lipper Inc. in 2003 among all funds tracked by Lipper, and out performed the S&P Mid Cap Index by a very wide margin. The board also noted that since 2004, and to date, the fund has under performed S&P Mid Cap Index.

The Board considered the fact that the Adviser voluntarily waived receipt of all of its Advisory fee as well as Administrative fee.

Based on its evaluation of all material aspects of the Advisory Agreement, including the foregoing factors, and such other information believed to be reasonably necessary to evaluate the terms of the Agreement, the Board, including all of the non-interested Trustees, concluded that the continuation of that Advisory Agreement would be in the best interest of the Fund's shareholders, and determined that the compensation to the Adviser provided for in the Agreement is fair and reasonable.


Investment Advisor:
Suresh L. Bhirud (President)
Bhirud Associates, Inc.
3 Thorndal Circle
Darien, CT 06820

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.


ITEM 2. CODE OF ETHICS
        The registrant has adopted a code of ethics that applies to the regis-trant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

        A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
        The registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit comm-ittee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
        The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with stat-utory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the perfor-mance of the audit. "Tax services" refer to professional services ren-dered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

        ----------------------------------------------------------------------
                            FYE 7/31/2004   FYE 7/31/2005   # of Hours spent
                                                                 in FYE 2005
        ----------------------------------------------------------------------
        Audit Fees              $ 4,000          $ 4,000             40
        Audit-Related Fees      $     0          $     0              0
        Tax Fees                $     0          $     0              0
        All Other Fees          $     0          $     0              0
        ----------------------------------------------------------------------

        The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal account-ant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

        The following table indicates the non-audit fees billed by the regis-trant's accountant for services to the registrant and to the regis-trant's investment adviser (and any other controlling entity, etc. -not sub-adviser) for the last two years. The Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

        ----------------------------------------------------------------------
        Non-Audit Related Fees            FYE 7/31/2004   FYE 7/31/2005
        ----------------------------------------------------------------------
        Registrant                               $0              $  0
        Registrant's Investment Adviser          $0              $  0
        ----------------------------------------------------------------------

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable to open-end investment companies.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
        Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
        Not applicable to open-end investment companies.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
        Not applicable to open-end investment companies.

ITEM 10.CONTROLS AND PROCEDURES

(a) The Registrant's President and Treasurer has concluded that the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3
        (c) under the Investment Company Act of 1940 (the "Act")) are eff-ective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over fin-ancial reporting (as defined in Rule 30a-3(d) under the Act) that occ-urred during the Registrant's last fiscal year that has material-ly affected, or is reasonably likely to materially affect, the regis-trant's internal control over financial reporting.

ITEM 11.EXHIBITS

(a)     ANY CODE OF ETHICS OR AMENDMENT THERETO.
        Filed herewith.

(b)     CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF
        2002.
        Filed herewith.

(c)     CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF
        2002.
        Furnished herewith.


SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bhirud Funds Inc.


By: /s/ Suresh L. Bhirud
        --------------------
        Suresh L. Bhirud
        President and Treasurer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bhirud Funds Inc.


By: /s/ Suresh L. Bhirud
        --------------------
        Suresh L. Bhirud
        President and Treasurer

Date: September 28, 2005


                              Bhirud Funds Inc.
                            EXHIBIT INDEX FOR FORM N-CSR
                           AS FILED ON September 28, 2005



                                 EXHIBIT INDEX

A. Code of Ethics for Principal Executive & Senior Financial
   Officers.....................................................EX.99.CODE ETH

B. Certification....................................................EX.99.CERT

C. Certification pursuant to Section 906
   of the Sarbanes-Oxley Act....................................EX.99.906.CERT